TAXATION	12 Months Ended
Dec. 31, 2015
TAXATION [Abstract]
TAXATION

17. TAXATION

a.     Value added tax (“VAT”)

The PRC government implemented a value-added tax reform pilot program, which replaced the business tax with value-added tax on selected sectors including but not limited to education in Shanghai effective January 1, 2012, in Beijing effective September 1, 2012, in Tianjin effective December 1, 2012. In August 2013, the pilot program was expanded nationwide in certain industries. The value-added tax rates applicable to the subsidiaries and consolidated variable interest entities of the Group ranged from 3% to 6% as compared to the 5% business tax rate which was applicable prior to the reform.

As of December 31, 2014 and 2015, the payable balances for VAT were RMB 29,690 and RMB 30,590, respectively.

b.     Business tax

In PRC, business taxes are imposed by the government on the revenues arising from the provision of taxable services including but not limited to education, the transfer of intangible assets and the sale of immovable properties in PRC. The business tax rate varies depending on the nature of the revenues. Other than revenues generated from degree oriented educational activities provided by private schools that are accredited to issue diplomas or degree certificates recognized by the Ministry of Education of the PRC which are exempted from business tax, the applicable business tax rate for the Group's revenues generally ranges from 3% to 5%. Business tax and related surcharges are deducted from revenues before arriving at net revenues.

As of December 31, 2014 and 2015, the payable balances for business tax were RMB 25,132 and RMB 27,168, respectively.

c.     Income taxes

Cayman Islands

Under the current laws of Cayman Islands, the Company and its subsidiaries incorporated in the Cayman Islands are not subject to tax on income or capital gains. In addition, upon payment of dividends by the Company to its shareholders, no Cayman Islands withholding tax will be imposed.

British Virgin Islands

The Company's subsidiaries incorporated in the BVI are not subject to taxation.

Hong Kong

Entities incorporated in Hong Kong are subject to Hong Kong profit tax at a rate of 16.5%.

PRC

Significant components of the provision for income taxes on earnings for the years ended December 31, 2013, 2014 and 2015 are as follows:

	Years ended December 31,
	2013	2014	2015
	RMB	RMB	RMB
Current:
PRC	2,992	13,537	8,562
Deferred:
PRC	(13,416)	(12,402)	(127,525)

Provision for income tax expenses (benefits)	(10,424)	1,135	(118,963)

Corporate entities

In March 2007, the Chinese government enacted the new Corporate Income Tax Law (“CIT Law”), and promulgated the related Implementing Regulations for the PRC Corporate Income Tax Law. The law and regulation came into effect on January 1, 2008. CIT Law, among other things, imposes a unified income tax rate of 25% for both domestic and foreign invested enterprises. High and New Technology Enterprises can still enjoy a favorable tax rate of 15%.

CIT Law provides a five-year transitional period for those entities established before March 16, 2007, which enjoyed a favorable income tax rate of less than 25% under the previous income tax laws and rules, to gradually change their rates to 25%. In addition, the Corporate Income Tax Law provides grandfather treatment for enterprises which were qualified as “High and New Technology Enterprises” under the previous income tax laws and were established before March 16, 2007, if they continue to meet the criteria for High and New Technology Enterprises after January 1, 2008. The grandfather provision allows these enterprises to continue to enjoy their unexpired tax holiday provided by the previous income tax laws and rules.

CIT Law also imposes a withholding income tax of 10% on dividends distributed by a foreign invested enterprise, or FIE to its immediate holding company outside of PRC. A lower withholding income tax rate of 5% is applied if the FIE's immediate holding company is registered in Hong Kong or other jurisdiction that have a tax treaty or arrangement with PRC and the FIE's immediate holding company satisfies the criteria of beneficial owner as set out in Circular Guoshuihan [2009] No. 601. Such withholding income tax was exempted under the previous income tax laws and rules. On February 22, 2008, the Ministry of Finance (“MOF”) and the State Administration of Taxation (“SAT”) jointly issued a circular which stated that FIEs that generate earnings in or after 2008 and distribute those earnings to foreign investors should pay the withholding tax. As stipulated in the CIT Law, if the earnings of a tax resident enterprise are distributed to another tax resident enterprise, the withholding tax can be exempted. According to CIT Law and CIT Implementing Regulations, a tax resident enterprise is an entity incorporated in the PRC, or incorporated outside the PRC but its “place of effective management” is in the PRC. The Company assessed and concluded that it does not satisfy the definition of a tax resident enterprise. The Company has further determined that its FIEs in PRC will not declare any dividend should the withholding tax on dividends be applied. Accordingly, the Company did not record any withholding tax on the retained earnings of its FIEs in PRC for the years ended December 31, 2013, 2014 and 2015.

Ambow Online was recognized as a “Software Enterprise” and a “High and New Technology Enterprises”, and was exempted from income tax on its profits for 2008 and 2009, and is subject to a 50% reduction in income tax rate from 2010 to 2012.Applicable tax rate for Ambow Online is 12.5% from 2010 to 2012. As a High and New Technology Enterprise, Ambow Online is eligible to enjoy a preferential tax rate of 15% since 2013, but such preferential tax treatment is subject to the tax authority's annual inspection. The “High and New Technology Enterprises” certificate of Ambow Online has been expired in 2014, and the Company has no intention to renew the certificate, Ambow Online was subject to an income tax rate of 25% since 2014.In August 2014, the in charge tax bureau of Ambow Online issued Circular Haiguoshuibatong[2014]08004, canceling the preferential tax treatment of Ambow Online and wanted to claw back the income tax in 2011 in the amount of RMB 7,278 and the corresponding late payment interest in the amount of RMB 3,435 as of December 2014. In November 2014, Ambow Online filed an administrative lawsuit to Beijing Haidian District Court, with the Eighth Tax Office of National Tax Bureau in Beijing Haidian District as the defendant. The claim was  to revoke the tax notice. On March 13, 2015, the court ruled that the lawsuit was rejected. If the plaintiff refuses to accept the ruling, appeal can be filed within 10 days of the receipt of the ruling. On March 20, 2015, the Company has filed an appeal on Beijing First Intermediate People's Court. In June 2015, the Court ruled that the lawsuit was rejected. A late payment interest of RMB 1,328 has been recognized for the loss contingency as of December 31, 2015.

Private schools and colleges

The Group's companies providing education services are taxed as corporate enterprises as referred to above. Private schools or colleges operated for reasonable returns are subject to income taxes at 25% after January 1, 2008 but are sometimes subject to deemed rates of income tax to be determined by the relevant tax authorities. In certain cities, schools that were registered as requiring reasonable returns were subject to income tax of 1.5% to 2.5% on gross revenue.

CIT Law includes specific criteria that need to be met by an entity to qualify as a not-for-profit organization in order to be exempted from corporate income tax. In January 2014, the MOF and SAT jointly issued the “Circular on Management Issues Concerning Not-for-Profit Organizations' Eligibility for Tax Exemption” in Circular Caishui [2014] No. 13.This circular set out further clarification of the requirements for not-for-profit organizations, and stipulated that only not-for-profit organizations certified jointly by finance and taxation authorities are entitled to tax exemption, and the circular shall be implemented as of January 1, 2013. However, as of December 31, 2015 the detailed implementation guidance has not been provided to local tax authorities on how to apply these changes to schools and colleges. The Group has recognized income tax payable for the above unrecognized tax benefits because the obligation was considered probable. Please see Note 17(d) for the movement of uncertain tax position.

The principal components of the Group's deferred tax assets and liabilities were as follows:

	As of December 31
	2014	2015
	RMB	RMB
Deferred tax asset
Accrued expense	10,406	8,191
Allowance for doubtful accounts	75,104	73,475
Tax loss carried forward	438,471	436,586
Deferred advertising expense	14,653	13,579
Impairment of long-lived tangible assets	29,759	27,046
Others	4,315	5,384
	572,708	564,261
Valuation allowance	(539,704)	(530,358)
Deferred tax asset, net	33,004	33,903

Deferred tax liabilities
- Unrecognized valuation surplus and deficit -acquisition	77,825	77,825
- Unrecognized valuation surplus and deficit — Decrease due to amortization and impairment	(49,959)	(53,644)
- Tax non deducted long-lived assets	53,043	53,043
- Tax non deducted long-lived assets-decrease due to amortization and impairment	(13,251)	(53,043)
- Unrealized profit of short-term investments	-	521
- Others	-	1,019
Total deferred tax liabilities	67,658	25,721

All the deferred tax liabilities and assets were retrospectively adjusted in the financial statements to reflect the accounting principle amendment that requires deferred tax liabilities and assets be classified as noncurrent in a classified consolidated balance sheets.

The following represents the amounts and expiration dates of operating loss carried forwards for tax purpose:

Amount
RMB
2016	39,344
2017	517,264
2018	366,188
2019	116,712
2020 and thereafter	708,032
Total	1,747,540

The following represents a roll-forward of the valuation allowance for each of the years:

	As of December 31,
	2013	2014	2015
	RMB	RMB	RMB
Balance at beginning of the year	341,632	444,946	539,704
Allowance made during the year	103,314	128,002	30,873
Allowance resulting from the reconsolidation of previously deconsolidated entities	-	-	1,352
Reversals	-	(33,244)	(41,571)
Balance at end of the year	444,946	539,704	530,358

Reconciliation between total income tax expense and the amount computed by applying the weighted average statutory income tax rate to income before income taxes is as follows:

	Year ended December 31,
	2013	2014	2015
	%	%	%
Weighted average statuary tax rate	25%	25%	25%
Tax effect of non-deductible expenses	(6)%	(1)%	0%
Tax effect of tax-exempt entities	(6)%	(12)%	(9)%
Tax effect of disposed entity	0%	0%	13%
Tax penalty	0%	(1)%	0%
Changes in valuation allowance	(11)%	(13)%	2%
Effective tax rate	2%	(2)%	31%

d.     Uncertain tax positions

A reconciliation of the beginning and ending amount of liabilities associated with uncertain tax positions is as follows:

	As of December 31,
	2013	2014	2015
	RMB	RMB	RMB
Unrecognized tax benefits, beginning of year	16,740	14,930	15,011
Increases related to current tax positions	1,395	565	4,948
Addition from the consolidation of previously deconsolidated subsidiaries	-	-	3,689
Decrease due to deconsolidation	(3,205)	(484)	-
Unrecognized tax benefits, end of year	14,930	15,011	23,648

The amounts of unrecognized tax benefits listed above are based on the recognition and measurement criteria of ASC Topic 740. However, due to the uncertain and complex application of tax regulations, it is possible that the ultimate resolution of uncertain tax positions may result in liabilities which could be materially different from these estimates. In such an event, the Group will record additional tax expense or tax benefit in the period in which such resolution occurs. For the years ended December 31, 2013, 2014 and 2015, there are RMB 1,395, RMB 565 and RMB 4,948 unrecognized tax benefits that if recognized would affect the annual effective tax rate. The Group does not expect that the position of unrecognized tax benefits will significantly increase or decrease within 12 months of December 31, 2015.

In accordance with PRC Tax Administration Law on the Levying and Collection of Taxes, the PRC tax authorities generally have up to five years to claw back underpaid tax plus penalties and interest for PRC entities' tax filings. In the case of tax evasion, which is not clearly defined in the law, there is no limitation on the tax years open for investigation. Accordingly, the PRC entities' remain subject to examination by the tax authorities based on the above.